SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 15 - Consolidated statements of income and comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 4,181.0	$ 4,125.1	$ 4,057.1
Purchase of goods and services	1,752.0	1,799.7	1,789.9
Deferred income tax expense	11.7	132.4	(14.7)
Net income attributable to shareholders	538.1	765.8	400.3
Comprehensive income attributable to shareholders	$ 517.2	834.9	406.8
Increase (decrease) due to application of IFRS 15
Revenues		22.4	52.5
Purchase of goods and services		(12.4)	(13.2)
Deferred income tax expense		9.2	17.4
Net income attributable to shareholders		25.6	48.3
Comprehensive income attributable to shareholders		$ 25.6	$ 48.3